14005254

Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

MAR 06 2014

Washington, DC 20549

001-2313

March 6, 2014

CERTNYS

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, SOUTHERN CALIFORNIA EDISON COMPANY (Guarantor), SCE TRUST III (Issuer), 5.75% Fixed-to-Floating Rate Trust Preference Securities and the Guarantee with respect thereto and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 6, 2014. Tentative listing date – March 10, 2014.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 11 Wall Street, 15th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com